1
Gabelli Media Mogul Fund
Schedule of Investments — December 31, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 94.5%
Broadcasting  — 4.8%
8,500 Sirius XM Holdings Inc. ............................ $ 193,800
Content Creation and Aggregation  — 43.5%
15,000 Atlanta Braves Holdings Inc., Cl. C† .......... 573,900
3,000 comScore Inc.† ........................................ 17,520
90,000 Grupo Televisa SAB, ADR ......................... 151,200
12,000 Liberty Latin America Ltd., Cl. C† .............. 76,080
4,500 Liberty Media Corp.-Liberty Formula One,
Cl. A† ................................................... 378,180
1,450 Live Nation Entertainment Inc.† ................ 187,775
1,400 Madison Square Garden Entertainment
Corp.† .................................................. 49,840
900 Madison Square Garden Sports Corp.† ..... 203,112
6,000 Paramount Global, Cl. B ............................ 62,760
1,000 Sphere Entertainment Co.† ....................... 40,320
1,740,687
Digital Marketing and Retail  — 1.1%
130,000 Qurate Retail Inc., Cl. A† ........................... 42,900
Diversified Consumer Services  — 4.5%
110 Cie de L'Odet SE ....................................... 180,031
Entertainment  — 16.3%
3,700 Liberty Media Corp.-Liberty Live, Cl. C† .... 251,822
14,750 Ollamani SAB† ......................................... 25,042
750 TKO Group Holdings Inc.† ........................ 106,582
8,000 Vivendi SE ................................................ 21,322
23,500 Warner Bros Discovery Inc.† .................... 248,395
653,163
Telecommunications  — 12.6%
3,600 Comcast Corp., Cl. A ................................ 135,108
5,000 GCI Liberty Inc., Escrow†(a) ..................... 0
15,000 Liberty Global Ltd., Cl. C† ......................... 197,100
4,000 Sunrise Communications AG, Cl. A, ADR† . 172,320
504,528
Television and Broadband Services  — 7.3%
150 Charter Communications Inc., Cl. A† ......... 51,416
3,250 Liberty Broadband Corp., Cl. C† ................ 242,970
294,386
Wireless Telecommunication Services  — 4.4%
800 T-Mobile US Inc. ...................................... 176,584
TOTAL COMMON STOCKS .................. 3,786,079
PREFERRED STOCKS  — 2.5%
Digital Marketing and Retail  — 1.3%
1,500 Qurate Retail Inc., 8.000%, 03/15/31 ........ 51,750
Shares
Market
Value
Television and Broadband Services  — 1.2%
2,000 Liberty Broadband Corp., Ser. A, 7.000% .. $ 48,540
TOTAL PREFERRED STOCKS ............... 100,290
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 3.0%
$ 120,000 U.S. Treasury Bill,
4.272%††, 03/13/25 ............................. 119,026
TOTAL INVESTMENTS — 100.0%
(Cost $3,509,833) ................................. $ 4,005,395
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.
†† Represents annualized yield at date of purchase.
ADR American Depositary Receipt